Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.91757%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,636,532.48

Principal:
Principal Collections	$34,109,411.18
Prepayments in Full	$15,999,776.03
Liquidation Proceeds	$48,138.15
Recoveries	$0.00
Sub Total	$50,157,325.36
Collections	$56,793,857.84

Purchase Amounts:
Purchase Amounts Related to Principal	$266,411.79
Purchase Amounts Related to Interest	$1,131.88
Sub Total	$267,543.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$57,061,401.51

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$57,061,401.51
Servicing Fee	$1,364,607.07	$1,364,607.07	$0.00	$0.00	$55,696,794.44
Interest - Class A-1 Notes	$1,088,446.67	$1,088,446.67	$0.00	$0.00	$54,608,347.77
Interest - Class A-2a Notes	$1,559,835.00	$1,559,835.00	$0.00	$0.00	$53,048,512.77
Interest - Class A-2b Notes	$512,246.88	$512,246.88	$0.00	$0.00	$52,536,265.89
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$50,489,425.89
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$50,084,005.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,084,005.89
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$49,891,367.89
Second Priority Principal Payment	$11,253,226.34	$11,253,226.34	$0.00	$0.00	$38,638,141.55
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$38,638,141.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,638,141.55
Regular Principal Payment	$272,442,689.86	$38,638,141.55	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$57,061,401.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$11,253,226.34
Regular Principal Payment					$38,638,141.55
Total					$49,891,367.89

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$49,891,367.89	$151.19	$1,088,446.67	$3.30	$50,979,814.56	$154.49
Class A-2a Notes	$0.00	$0.00	$1,559,835.00	$3.83	$1,559,835.00	$3.83
Class A-2b Notes	$0.00	$0.00	$512,246.88	$4.10	$512,246.88	$4.10
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$49,891,367.89	$31.60	$5,805,426.55	$3.68	$55,696,794.44	$35.28

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$283,695,916.20	0.8596846	$233,804,548.31	0.7084986
Class A-2a Notes	$407,800,000.00	1.0000000	$407,800,000.00	1.0000000
Class A-2b Notes	$125,000,000.00	1.0000000	$125,000,000.00	1.0000000
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,532,635,916.20	0.9706739	$1,482,744,548.31	0.9390759

Pool Information
Weighted Average APR	4.794%	4.799%
Weighted Average Remaining Term	56.36	55.57
Number of Receivables Outstanding	41,324	40,666
Pool Balance	$1,637,528,478.66	$1,587,080,492.85
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,536,717,971.52	$1,489,812,689..86
Pool Factor	0.9727684	0.9428000

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$97,267,802.99
Targeted Overcollateralization Amount	$128,846,751.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$104,335,944.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$24,248.66
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$24,248.66
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0178%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0002%
Current Collection Period			0.0180%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		84	$24,459.95
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$24,459.95
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0015%

Average Realized Loss for Receivables that have experienced a Realized Loss			$291.19
Average Net Loss for Receivables that have experienced a Realized Loss			$291.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.55%	190	$8,745,377.29
61-90 Days Delinquent	0.07%	21	$1,065,520.02
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.62%	211	$9,810,897.31

Repossession Inventory:
Repossessed in the Current Collection Period		8	$441,698.00
Total Repossessed Inventory		9	$479,511.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0000%
Current Collection Period			0.0516%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0671%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	2

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	150	$7,300,813.48
2 Months Extended	157	$7,546,990.05
3+ Months Extended	11	$603,341.28

Total Receivables Extended	318	$15,451,144.81

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer